Redwood Managed Volatility Fund

Class I RWDIX

Class N RWDNX

Class Y RWDYX

A Series of Two Roads Shared Trust

Supplement dated April 13, 2017 to the Statement of Additional Information (“SAI”)

dated February 28, 2017

Effective April 13, 2017, the Fund will make its top 10 portfolio holdings as of the end of each fiscal quarter publicly available on the Adviser's website at www.redwoodmutualfund.com 30 days following the fiscal quarter end. A further description of the Fund's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This Supplement and Fund’s Prospectus and the SAI, dated February 28, 2017, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-RED-FUND (733-3863).